Note 5 - Inventories - Schedule of Inventories (Details) - EUR (€) € in Thousands	Dec. 31, 2016	Dec. 31, 2015
Components, spare parts	€ 4,683	€ 4,085
Work-in-progress	809	676
Finished goods	3,342	2,118
Total gross inventories	8,834	6,879
Less: provision for slow-moving inventory	(804)	(728)
Total	€ 8,030	€ 6,151